Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of operating segments [line items]
Net interest income	$ 4,351	$ 4,258	$ 4,392
Non-interest income	3,721	3,247	3,749
Total revenue	8,072	7,505	8,141
Provision for credit losses	764	1,131	926
Non-interest expenses	4,208	4,057	4,418
Provision for income taxes	702	418	471
Net income	2,398	1,899	2,326
Net income attributable to non-controlling interests in subsidiaries	90	72	39
Net income attributable to equity holders of the Bank	2,308	1,827	2,287
Net income attributable to equity holders of the Bank – relating to divested operations			59
Net income attributable to equity holders of the Bank – relating to operations other than divested operations			2,228
Average assets	1,155,000	1,140,000	1,118,000
Average liabilities	1,084,000	1,070,000	1,048,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	1,984	1,954	2,003
Non-interest income	664	612	704
Total revenue	2,648	2,566	2,707
Provision for credit losses	215	330	321
Non-interest expenses	1,204	1,186	1,233
Provision for income taxes	318	272	301
Net income	911	778	852
Net income attributable to non-controlling interests in subsidiaries	0
Net income attributable to equity holders of the Bank	911	778	852
Net income attributable to equity holders of the Bank – relating to operations other than divested operations			852
Average assets	368,000	363,000	355,000
Average liabilities	306,000	295,000	263,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	1,788	1,785	2,005
Non-interest income	773	763	980
Total revenue	2,561	2,548	2,985
Provision for credit losses	525	736	580
Non-interest expenses	1,402	1,424	1,664
Provision for income taxes	157	55	159
Net income	477	333	582
Net income attributable to non-controlling interests in subsidiaries	88	70	64
Net income attributable to equity holders of the Bank	389	263	518
Net income attributable to equity holders of the Bank – relating to divested operations			59
Net income attributable to equity holders of the Bank – relating to operations other than divested operations			459
Average assets	199,000	202,000	203,000
Average liabilities	153,000	153,000	151,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	155	144	141
Non-interest income	1,235	1,021	1,016
Total revenue	1,390	1,165	1,157
Provision for credit losses	4	3	1
Non-interest expenses	817	726	737
Provision for income taxes	148	111	110
Net income	421	325	309
Net income attributable to non-controlling interests in subsidiaries	3	2	3
Net income attributable to equity holders of the Bank	418	323	306
Net income attributable to equity holders of the Bank – relating to operations other than divested operations			306
Average assets	27,000	27,000	25,000
Average liabilities	42,000	40,000	35,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	358	350	325
Non-interest income	978	860	842
Total revenue	1,336	1,210	1,167
Provision for credit losses	20	62	24
Non-interest expenses	614	583	654
Provision for income taxes	159	105	117
Net income	543	460	372
Net income attributable to non-controlling interests in subsidiaries	0
Net income attributable to equity holders of the Bank	543	460	372
Net income attributable to equity holders of the Bank – relating to operations other than divested operations			372
Average assets	395,000	389,000	411,000
Average liabilities	387,000	387,000	337,000
Elimination of intersegment amounts [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	66	25	(82)
Non-interest income	71	(9)	207
Total revenue	137	16	125
Provision for credit losses	0
Non-interest expenses	171	138	130
Provision for income taxes	(80)	(125)	(216)
Net income	46	3	211
Net income attributable to non-controlling interests in subsidiaries	(1)		(28)
Net income attributable to equity holders of the Bank	47	3	239
Net income attributable to equity holders of the Bank – relating to operations other than divested operations			239
Average assets	166,000	159,000	124,000
Average liabilities	$ 196,000	$ 195,000	$ 262,000